THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlusSM Fusion
ChoicePlus AssuranceSM A Class
ChoicePlus AssuranceSM B Class

Supplement dated November 19, 2018 to the prospectus dated May 1, 2018

This supplement is to inform you that the fund additions listed in the September 28, 2018 supplement to your prospectus will not be available on November 19, 2018. We will inform you when the funds become available.

Please retain this supplement for future reference.